ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2015
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES [Abstract]
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

NOTE 6:-   ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

	December 31,
	2014	2015

Accrued expenses	$9,528	$18,129
Hedging transaction liability	3,292	789
Uncertain tax positions	1,098	1,098
Deferred tax liability	268	265

	$14,186	$20,281